President's Letter

Dear Valued Client,

In August of 1997, I assumed leadership of Aetna's retirement, investment, and life insurance areas, known collectively as Aetna Retirement Services (ARS). Through its operating companies, ARS provides individuals with a full range of financial services, investment management, and other important products and services. I'm delighted to be heading this company because our mission is to help people clarify, plan for, and achieve their personal retirement dreams. That's a mission that's important to us and to you.

Overall, 1997 proved to be another strong year for the stock market. The year began with some skepticism as to whether or not stocks could produce a third consecutive year of 20%-plus total returns. At year end, the turbulence in the Asian markets contributed to wild swings in domestic markets. And, in spite of it all, the S & P 500 Index rose more than 33%, while the Dow Jones Industrial Average climbed nearly 25%. The resilience of the market helped equity investors enjoy yet another year of record returns.*

In the fall of 1997, the ARS organization formed a management investment company named Portfolio Partners, Inc. (PPI) in order to give many of our clients access to a wider array of fund management styles, with reduced fees. With the addition of PPI, our variable insurance product investment options include funds subadvised by T. Rowe Price Associates, Inc., Massachusetts Financial Services, Inc. (MFS), and Scudder Kemper Investments, Inc. (Scudder). Aetna funds, subadvised by Aeltus Investment Management, Inc., remain in our expanding list of fund families, and together, give you valuable diversification across markets.

Market swings, economic twists, changes in state and federal tax laws. All offer opportunities - and confusion - for investors. That's why it's so important for you to pursue an investment strategy that fits your needs and to wisely choose your retirement planning partner. Thank you for choosing Aetna Retirement Services, and for your continued trust and business.

Sincerely,

/s/ Thomas J. McInerney

Thomas J. McInerney

*Past performance is no indication of future results.

Variable Annuity Account I

Statement of Assets and Liabilities - December 31, 1997


ASSETS:
Investments, at net asset value: (Note 1)
 Aetna Variable Fund; 460,341 shares (cost $16,614,943) .............................. $15,483,675
 Aetna Income Shares; 235,061 shares (cost $3,031,485) ...............................   3,020,620
 Aetna Variable Encore Fund; 1,149,925 shares (cost $15,164,499) .....................  15,367,881
 Aetna Investment Advisers Fund, Inc.; 279,051 shares (cost $4,380,315) ..............   4,473,919
 Aetna Ascent Variable Portfolio; 76,815 shares (cost $1,127,454) ....................   1,084,513
 Aetna Crossroads Variable Portfolio; 31,718 shares (cost $411,609) ..................     415,033
 Aetna Legacy Variable Portfolio; 68,340 shares (cost $822,611) ......................     826,919
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio; 74,816 shares (cost $1,022,182) .....     891,486
  Aetna Variable Growth Portfolio; 91,990 shares (cost $1,170,578) ...................     905,783
  Aetna Variable Index Plus Portfolio; 279,320 shares (cost $3,808,630) ..............   3,915,267
  Aetna Variable Small Company Portfolio; 201,662 shares (cost $2,745,151) ...........   2,575,173
 Alger American Funds:
  Balanced Portfolio; 130,207 shares (cost $1,275,903) ...............................   1,401,032
  Income and Growth Portfolio; 342,849 shares (cost $3,522,033) ......................   3,767,914
  Leveraged AllCap Portfolio; 126,003 shares (cost $2,653,864) .......................   2,919,482
 American Century Investments:
  Balanced Fund; 79,700 shares (cost $612,625) .......................................     656,724
  International Fund; 299,358 shares (cost $1,938,702) ...............................   2,047,606
 Calvert Social Balanced Portfolio; 16,398 shares (cost $38,333) .....................      32,500
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio; 1,414,165 shares (cost $29,762,531) .......................  34,335,916
  Growth Portfolio; 502,429 shares (cost $16,027,024) ................................  18,640,127
  High Income Portfolio; 840,560 shares (cost $10,736,627) ...........................  11,414,802
  Overseas Portfolio; 155,660 shares (cost $2,905,453) ...............................   2,988,676
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio; 210,350 shares (cost $3,540,570) ..........................   3,788,411
  Contrafund Portfolio; 1,248,608 shares (cost $21,593,730) ..........................  24,897,252
  Index 500 Portfolio; 200,197 shares (cost $19,996,691) .............................  22,900,554
  Investment Grade Bond Portfolio; 114,744 shares (cost $1,378,087) ..................   1,441,187
 Insurance Management Series:
  American Leaders Fund II; 5,810,863 shares (cost $86,494,347) ...................... 114,067,242
  Equity Income Fund II; 1,051,372 shares (cost $12,226,145) .........................  12,942,385
  Growth Strategies Fund II; 1,522,348 shares (cost $20,206,907) .....................  24,585,918
  High Income Bond Fund II; 2,370,858 shares (cost $24,105,525) ......................  25,960,897
  International Equity Fund II; 1,638,572 shares (cost $18,263,063) ..................  20,105,275
  Prime Money Fund II; 3,759,186 shares (cost $3,759,186) ............................   3,759,186
  U.S. Government Securities Fund II; 535,586 shares (cost $5,420,161) ...............   5,645,077
  Utility Fund II; 1,478,185 shares (cost $16,701,803) ...............................  21,123,263
 Janus Aspen Series:
  Aggressive Growth Portfolio; 318,959 shares (cost $5,868,670) ......................   6,554,615
  Balanced Portfolio; 442,266 shares (cost $6,980,252) ...............................   7,726,386
  Flexible Income Portfolio; 169,853 shares (cost $1,968,733) ........................   2,000,867
  Growth Portfolio; 545,327 shares (cost $9,051,127) .................................  10,077,645
  Worldwide Growth Portfolio; 1,912,294 shares (cost $39,994,925) ....................  44,728,546
 Lexington Emerging Markets Fund; 138,054 shares (cost $1,532,488) ...................   1,230,059
 Lexington Natural Resources Trust Fund; 96,267 shares (cost $1,424,122) .............   1,435,334
 MFS Funds:
  Total Return Series; 410,009 shares (cost $6,222,891) ..............................   6,818,458
  World Government Series; 52,289 shares (cost $529,421) .............................     533,867

Variable Annuity Account I

 Oppenheimer Funds:
  Capital Appreciation Fund; 19,573 shares (cost $814,715) ...........................  $    801,718
  Global Securities Fund; 47,278 shares (cost $1,003,515) ............................     1,010,341
  Growth and Income Fund; 220,089 shares (cost $4,392,520) ...........................     4,529,430
  Strategic Bond Fund; 270,619 shares (cost $1,392,363) ..............................     1,385,569
 Portfolio Partners, Inc. (PPI):
  PPI MFS Emerging Equities Portfolio; 589,192 shares (cost $25,548,157) .............    25,276,316
  PPI MFS Research Growth Portfolio; 1,461,688 shares (cost $14,428,746) .............    14,192,990
  PPI MFS Value Equity Portfolio; 73,407 shares (cost $2,171,416) ....................     2,195,611
  PPI Scudder International Growth Portfolio; 1,806 shares (cost $25,926) ............        25,466
  PPI T. Rowe Price Growth Equity Portfolio; 498,910 shares (cost $21,325,466) .......    21,757,475
                                                                                        ------------
 NET ASSETS (cost $498,134,220) ......................................................  $560,662,388
                                                                                        ============

Net assets represented by:

Reserves for annuity contracts in accumulation and payment period: (Notes 1 and 5)

 Aetna Variable Fund:
  Annuity contracts in accumulation ..................................................  $ 15,483,675
 Aetna Income Shares:
  Annuity contracts in accumulation ..................................................     3,020,620
 Aetna Variable Encore Fund:
  Annuity contracts in accumulation ..................................................    15,367,881
 Aetna Investment Advisers Fund, Inc.:
  Annuity contracts in accumulation ..................................................     4,473,919
 Aetna Ascent Variable Portfolio:
  Annuity contracts in accumulation ..................................................     1,084,513
 Aetna Crossroads Variable Portfolio:
  Annuity contracts in accumulation ..................................................       415,033
 Aetna Legacy Variable Portfolio:
  Annuity contracts in accumulation ..................................................       793,678
  Annuity contracts in payment period ................................................        33,241
 Aetna Variable Portfolios, Inc.:
  Aetna Variable Capital Appreciation Portfolio:
  Annuity contracts in accumulation ..................................................       891,486
  Aetna Variable Growth Portfolio:
  Annuity contracts in accumulation ..................................................       905,783
  Aetna Variable Index Plus Portfolio:
  Annuity contracts in accumulation ..................................................     3,915,267
  Aetna Variable Small Company Portfolio:
  Annuity contracts in accumulation ..................................................     2,575,173
 Alger American Funds:
  Balanced Portfolio:
  Annuity contracts in accumulation ..................................................     1,401,032
  Income and Growth Portfolio:
  Annuity contracts in accumulation ..................................................     3,767,914
  Leveraged AllCap Portfolio:
  Annuity contracts in accumulation ..................................................     2,919,482
 American Century Investments:
  Balanced Fund:
  Annuity contracts in accumulation ..................................................       656,724

Variable Annuity Account I

  International Fund:
  Annuity contracts in accumulation ...................... $ 2,047,606
 Calvert Social Balanced Portfolio:
  Annuity contracts in accumulation ......................      32,500
 Fidelity Investments Variable Insurance Products Fund:
  Equity-Income Portfolio:
  Annuity contracts in accumulation ......................  34,335,916
  Growth Portfolio:
  Annuity contracts in accumulation ......................  18,640,127
  High Income:
  Annuity contracts in accumulation ......................  11,414,802
  Overseas Portfolio:
  Annuity contracts in accumulation ......................   2,988,676
 Fidelity Investments Variable Insurance Products Fund II:
  Asset Manager Portfolio:
  Annuity contracts in accumulation ......................   3,788,411
  Contrafund Portfolio:
  Annuity contracts in accumulation ......................  24,897,252
  Index 500 Portfolio:
  Annuity contracts in accumulation ......................  22,900,554
  Investment Grade Bond Portfolio:
  Annuity contracts in accumulation ......................   1,441,187
 Insurance Management Series:
  American Leaders Fund II:
  Annuity contracts in accumulation ...................... 114,050,410
  Annuity contracts in payment period ....................      16,832
  Equity Income Fund II:
  Annuity contracts in accumulation ......................  12,942,385
  Growth Strategies Fund II:
  Annuity contracts in accumulation ......................  24,585,918
  High Income Bond Fund II:
  Annuity contracts in accumulation ......................  25,944,158
  Annuity contracts in payment period ....................      16,739
  International Equity Fund II:
  Annuity contracts in accumulation ......................  20,105,275
  Prime Money Fund II:
  Annuity contracts in accumulation ......................   3,759,186
  U.S. Government Securities Fund II:
  Annuity contracts in accumulation ......................   5,645,077
  Utility Fund II:
  Annuity contracts in accumulation ......................  21,104,322
  Annuity contracts in payment period ....................      18,941
 Janus Aspen Series:
  Aggressive Growth Portfolio:
  Annuity contracts in accumulation ......................   6,554,615
  Balanced Portfolio:
  Annuity contracts in accumulation ......................   7,726,386
  Flexible Income Portfolio:
  Annuity contracts in accumulation ......................   2,000,867
  Growth Portfolio:
  Annuity contracts in accumulation ......................  10,077,645

Variable Annuity Account I

  Worldwide Growth Portfolio:
  Annuity contracts in accumulation ......... $ 44,728,546
 Lexington Emerging Markets Fund:
  Annuity contracts in accumulation .........    1,230,059
 Lexington Natural Resources Trust Fund:
  Annuity contracts in accumulation .........    1,435,334
 MFS Funds:
  Total Return Series:
  Annuity contracts in accumulation .........    6,818,458
  World Government Series:
  Annuity contracts in accumulation .........      533,867
 Oppenheimer Funds:
  Capital Appreciation Fund:
  Annuity contracts in accumulation .........      801,718
  Global Securities Fund:
  Annuity contracts in accumulation .........    1,010,341
  Growth and Income Fund:
  Annuity contracts in accumulation .........    4,529,430
  Strategic Bond Fund:
  Annuity contracts in accumulation .........    1,385,569
 Portfolio Partners, Inc.:
  PPI MFS Emerging Equities Portfolio:
  Annuity contracts in accumulation .........   25,276,316
  PPI MFS Research Growth Portfolio:
  Annuity contracts in accumulation .........   14,192,990
  PPI MFS Value Equity Portfolio:
  Annuity contracts in accumulation .........    2,195,611
  PPI Scudder International Growth Portfolio:
  Annuity contracts in accumulation .........       25,466
  PPI T. Rowe Price Growth Equity Portfolio:
  Annuity contracts in accumulation .........   21,757,475
                                              ------------
                                              $560,662,388
                                              ============


See Notes to Financial Statements

Variable Annuity Account I

Statements of Operations and Changes in Net Assets


                                                                             Year Ended December 31,
                                                                              1997               1996
                                                                              ----               ----
INVESTMENT INCOME:
Income: (Notes 1, 3 and 5)
 Dividends ..........................................................    $  13,569,495      $  3,142,826
Expenses: (Notes 2 and 5)
 Valuation period deductions ........................................       (5,565,448)       (1,469,442)
                                                                         -------------      ------------
Net investment income ...............................................        8,004,047         1,673,384
                                                                         -------------      ------------
NET REALIZED AND UNREALIZED GAIN
 ON INVESTMENTS:
Net realized gain on sales of investments: (Notes 1, 4 and 5)
 Proceeds from sales ................................................      170,076,421        30,774,009
 Cost of investments sold ...........................................      157,030,583        30,447,382
                                                                         -------------      ------------
  Net realized gain .................................................       13,045,838           326,627
Net unrealized gain on investments: (Note 5)
 Beginning of year ..................................................       13,871,018         1,366,008
 End of year ........................................................       62,528,168        13,871,018
                                                                         -------------      ------------
  Net change in unrealized gain .....................................       48,657,150        12,505,010
                                                                         -------------      ------------
Net realized and unrealized gain on investments .....................       61,702,988        12,831,637
                                                                         -------------      ------------
Net increase in net assets resulting from operations ................       69,707,035        14,505,021
                                                                         -------------      ------------
FROM UNIT TRANSACTIONS:
Variable annuity contract purchase payments .........................      230,999,062       151,305,122
Transfers from the Company's fixed account options ..................       55,038,062        21,839,958
Redemptions by contract holders .....................................      (14,064,451)       (2,630,806)
Annuity Payments ....................................................          (14,846)                0
Other ...............................................................           99,606           121,009
                                                                         -------------      ------------
 Net increase in net assets from unit transactions (Note 5) .........      272,057,433       170,635,283
                                                                         -------------      ------------
Change in net assets ................................................      341,764,468       185,140,304
NET ASSETS:
Beginning of year ...................................................      218,897,920        33,757,616
                                                                         -------------      ------------
End of year .........................................................    $ 560,662,388      $218,897,920
                                                                         =============      ============


See Notes to Financial Statements

Variable Annuity Account I

Condensed Financial Information - Year Ended December 31, 1997


                                                                  Value
                                                                 Per Unit
                                                         -----------------------
                                                          Beginning     End of
                                                           of Year       Year
--------------------------------------------------------------------------------
Aetna Variable Fund:                                        $12.769     $16.354
AICA I
--------------------------------------------------------------------------------
Aetna Income Shares:                                         10.489      11.201
AICA I
--------------------------------------------------------------------------------
Aetna Variable Encore Fund:                                  10.481      10.900
AICA I
--------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                        11.781      14.228
AICA I
--------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                             12.674      14.983
AICA I
--------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:                         12.123      14.054
AICA I
--------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                             11.613      13.112
AICA I
Annuity contracts in payment period
--------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
Aetna Variable Capital Appreciation Portfolio:               10.856      13.246
AICA I
--------------------------------------------------------------------------------
Aetna Variable Growth Portfolio:                             10.667      13.158
AICA I
--------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                         10.919      14.414
AICA I
--------------------------------------------------------------------------------
Aetna Variable Small Company Portfolio:                      11.313      13.639
AICA I
--------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:                                          10.713      12.657
AICA I
--------------------------------------------------------------------------------
Income and Growth Portfolio:                                 11.333      15.229
AICA I
--------------------------------------------------------------------------------
Leveraged AllCap Portfolio:                                  11.188      13.203
AICA I
--------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:                                               11.284      12.885
AICA I
--------------------------------------------------------------------------------
International Fund:                                          11.574      13.538
AICA I
--------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                            9.824       9.976
AICA I
--------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:                                     11.855      14.974
AICA I
--------------------------------------------------------------------------------
Growth Portfolio:                                            10.940      13.320
AICA I
--------------------------------------------------------------------------------
High Income Portfolio:                                       11.410      13.238
AICA I
--------------------------------------------------------------------------------
Overseas Portfolio:                                          11.447      12.590
AICA I
--------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
Asset Manager Portfolio:                                     11.674      13.888
AICA I
--------------------------------------------------------------------------------
Contrafund Portfolio:                                        12.093      14.802
AICA I
--------------------------------------------------------------------------------
Index 500 Portfolio:                                         12.722      16.646
AICA I
--------------------------------------------------------------------------------
Investment Grade Bond Portfolio:                             10.455      11.242
AICA I
--------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:                                    13.639      17.796
AICA I
Annuity contracts in payment period
--------------------------------------------------------------------------------



                                                          Increase (Decrease)            Units
                                                              in Value of             Outstanding      Reserves
                                                              Accumulation               at End         at End
                                                                  Unit                  of Year         of Year
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                              28.07%                 946,795.7   $ 15,483,675
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                               6.78%                 269,674.6      3,020,620
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                                        4.00%               1,409,840.2     15,367,881
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                             20.77%                 314,446.5      4,473,919
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                                  18.22%                  72,382.7      1,084,513
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:                              15.93%                  29,531.9        415,033
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                                  12.90%                  60,532.8        793,678
AICA I
Annuity contracts in payment period                                                                        33,241
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
Aetna Variable Capital Appreciation Portfolio:                    22.01%     (2)          67,303.1        891,486
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Growth Portfolio:                                  23.35%     (2)          68,839.7        905,783
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                              32.01%                 271,627.9      3,915,267
AICA I
-----------------------------------------------------------------------------------------------------------------
Aetna Variable Small Company Portfolio:                           20.55%     (2)         188,817.8      2,575,173
AICA I
-----------------------------------------------------------------------------------------------------------------
Alger American Funds:
Balanced Portfolio:                                               18.14%                 110,696.4      1,401,032
AICA I
-----------------------------------------------------------------------------------------------------------------
Income and Growth Portfolio:                                      34.38%                 247,411.8      3,767,914
AICA I
-----------------------------------------------------------------------------------------------------------------
Leveraged AllCap Portfolio:                                       18.00%                 221,125.0      2,919,482
AICA I
-----------------------------------------------------------------------------------------------------------------
American Century Investments:
Balanced Fund:                                                    14.19%                  50,966.9        656,724
AICA I
-----------------------------------------------------------------------------------------------------------------
International Fund:                                               16.97%                 151,247.2      2,047,606
AICA I
-----------------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                                 1.55%     (4)           3,257.7         32,500
AICA I
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
Equity-Income Portfolio:                                          26.32%               2,292,970.9     34,335,916
AICA I
-----------------------------------------------------------------------------------------------------------------
Growth Portfolio:                                                 21.75%               1,399,424.4     18,640,127
AICA I
-----------------------------------------------------------------------------------------------------------------
High Income Portfolio:                                            16.02%                 862,284.1     11,414,802
AICA I
-----------------------------------------------------------------------------------------------------------------
Overseas Portfolio:                                                9.99%                 237,376.3      2,988,676
AICA I
-----------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance
Products Fund II:
Asset Manager Portfolio:                                          18.96%                 272,788.6      3,788,411
AICA I
-----------------------------------------------------------------------------------------------------------------
Contrafund Portfolio:                                             22.40%               1,682,028.9     24,897,252
AICA I
-----------------------------------------------------------------------------------------------------------------
Index 500 Portfolio:                                              30.84%               1,375,720.8     22,900,554
AICA I
-----------------------------------------------------------------------------------------------------------------
Investment Grade Bond Portfolio:                                   7.53%                 128,191.3      1,441,187
AICA I
-----------------------------------------------------------------------------------------------------------------
Insurance Management Series:
American Leaders Fund II:                                         30.48%               6,408,594.4    114,050,410
AICA I
Annuity contracts in payment period                                                                        16,832
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

                                                        Value
                                                      Per Unit
                                              ------------------------
                                               Beginning     End of
                                                of Year       Year
--------------------------------------------------------------------------------
Equity Income Fund II:                           $10.539     $12.305
AICA I
--------------------------------------------------------------------------------
Growth Strategies Fund II:                        12.596      15.777
AICA I
--------------------------------------------------------------------------------
High Income Bond Fund II:                         11.920      13.379
AICA I
Annuity contracts in payment period
--------------------------------------------------------------------------------
International Equity Fund II:                     10.924      11.858
AICA I
--------------------------------------------------------------------------------
Prime Money Fund II:                              10.515      10.877
AICA I
--------------------------------------------------------------------------------
U.S. Government Securities Fund II:               10.809      11.572
AICA I
--------------------------------------------------------------------------------
Utility Fund II:                                  12.361      15.434
AICA I
Annuity contracts in payment period
--------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                      11.376      12.637
AICA I
--------------------------------------------------------------------------------
Balanced Portfolio:                               12.038      14.492
AICA I
--------------------------------------------------------------------------------
Flexible Income Portfolio:                        11.136      12.272
AICA I
--------------------------------------------------------------------------------
Growth Portfolio:                                 12.171      14.731
AICA I
--------------------------------------------------------------------------------
Worldwide Growth Portfolio:                       13.393      16.131
AICA I
--------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                  10.328       9.007
AICA I
--------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:           13.194      13.939
AICA I
--------------------------------------------------------------------------------
MFS Funds:
Total Return Series:                              10.894      13.030
AICA I
--------------------------------------------------------------------------------
World Government Series:                          10.471      10.207
AICA I
--------------------------------------------------------------------------------
Oppenheimer Funds:
Capital Appreciation Fund:                        10.516      12.204
AICA I
--------------------------------------------------------------------------------
Global Securities Fund:                           10.488      11.539
AICA I
--------------------------------------------------------------------------------
Growth and Income Fund:                           10.497      12.785
AICA I
--------------------------------------------------------------------------------
Strategic Bond Fund:                              10.187      10.764
AICA I
--------------------------------------------------------------------------------
Portfolio Partners, Inc.:
PPI MFS Emerging Equities Portfolio:              10.689      10.554
AICA I
--------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                 8.960       8.786
AICA I
--------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                   10.009      10.152
AICA I
--------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:        9.791       9.912
AICA I
--------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:        13.560      13.834
AICA I
--------------------------------------------------------------------------------



                                               Increase (Decrease)           Units
                                                   in Value of            Outstanding      Reserves
                                                  Accumulation              at End          at End
                                                      Unit                  of Year         of Year
----------------------------------------------------------------------------------------------------
Equity Income Fund II:                                16.76%      (1)      1,051,763.9   $12,942,385
AICA I
----------------------------------------------------------------------------------------------------
Growth Strategies Fund II:                            25.25%               1,558,313.6    24,585,918
AICA I
----------------------------------------------------------------------------------------------------
High Income Bond Fund II:                             12.24%               1,939,238.0    25,944,158
AICA I
Annuity contracts in payment period                                                           16,739
----------------------------------------------------------------------------------------------------
International Equity Fund II:                          8.54%               1,695,554.7    20,105,275
AICA I
----------------------------------------------------------------------------------------------------
Prime Money Fund II:                                   3.46%                 345,598.2     3,759,186
AICA I
----------------------------------------------------------------------------------------------------
U.S. Government Securities Fund II:                    7.06%                 487,807.1     5,645,077
AICA I
----------------------------------------------------------------------------------------------------
Utility Fund II:                                      24.86%               1,367,351.0    21,104,322
AICA I
Annuity contracts in payment period                                                           18,941
----------------------------------------------------------------------------------------------------
Janus Aspen Series:
Aggressive Growth Portfolio:                          11.09%                 518,685.6     6,554,615
AICA I
----------------------------------------------------------------------------------------------------
Balanced Portfolio:                                   20.39%                 533,138.3     7,726,386
AICA I
----------------------------------------------------------------------------------------------------
Flexible Income Portfolio:                            10.20%                 163,047.7     2,000,867
AICA I
----------------------------------------------------------------------------------------------------
Growth Portfolio:                                     21.03%                 684,113.2    10,077,645
AICA I
----------------------------------------------------------------------------------------------------
Worldwide Growth Portfolio:                           20.44%               2,772,831.0    44,728,546
AICA I
----------------------------------------------------------------------------------------------------
Lexington Emerging Markets Fund:                     (12.79%)                136,572.9     1,230,059
AICA I
----------------------------------------------------------------------------------------------------
Lexington Natural Resources Trust Fund:                5.65%                 102,970.7     1,435,334
AICA I
----------------------------------------------------------------------------------------------------
MFS Funds:
Total Return Series:                                  19.60%                 523,290.9     6,818,458
AICA I
----------------------------------------------------------------------------------------------------
World Government Series:                             ( 2.51%)                 52,301.9       533,867
AICA I
----------------------------------------------------------------------------------------------------
Oppenheimer Funds:
Capital Appreciation Fund:                            16.05%      (2)         65,695.4       801,718
AICA I
----------------------------------------------------------------------------------------------------
Global Securities Fund:                               10.02%      (2)         87,559.2     1,010,341
AICA I
----------------------------------------------------------------------------------------------------
Growth and Income Fund:                               21.79%      (2)        354,268.6     4,529,430
AICA I
----------------------------------------------------------------------------------------------------
Strategic Bond Fund:                                   5.67%      (2)        128,719.9     1,385,569
AICA I
----------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.:
PPI MFS Emerging Equities Portfolio:                  (1.26%)     (3)      2,394,861.4    25,276,316
AICA I
----------------------------------------------------------------------------------------------------
PPI MFS Research Growth Portfolio:                    (1.94%)     (3)      1,615,395.2    14,192,990
AICA I
----------------------------------------------------------------------------------------------------
PPI MFS Value Equity Portfolio:                        1.43%      (3)        216,272.5     2,195,611
AICA I
----------------------------------------------------------------------------------------------------
PPI Scudder International Growth Portfolio:            1.24%      (3)          2,569.1        25,466
AICA I
----------------------------------------------------------------------------------------------------
PPI T. Rowe Price Growth Equity Portfolio:             2.03%      (3)      1,572,718.4    21,757,475
AICA I
----------------------------------------------------------------------------------------------------

AICA I - Certain individual and group contracts issued as non-qualified deferred annuity contracts or Individual Retirement Annuity contracts issued since June 28, 1995.


Notes to Condensed Financial Information:

(1) - Reflects less than a full year of performance activity. Funds were first received in this option during January 1997.
(2) - Reflects less than a full year of performance activity. Funds were first received in this option during May 1997.
(3) - Reflects less than a full year of performance activity. Funds were first received in this option during November 1997.
(4) - Reflects less than a full year of performance activity. Funds were first received in this option during December 1997.

See Notes to Financial Statements

Variable Annuity Account I

Notes to Financial Statements - December 31, 1997

1. Summary of Significant Accounting Policies


   Variable Annuity Account I (the "Account") is a separate account established by Aetna Insurance Company of America (the "Company") and is registered under the Investment Company Act of 1940 as a unit investment trust. The Account is sold exclusively for use with variable annuity contracts that may be entitled to tax-deferred treatment under specific sections of the Internal Revenue Code of 1986, as amended. The Account commenced operations on June 28, 1995.


   The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect amounts reported therein. Although actual results could differ from these estimates, any such differences are expected to be immaterial to the net assets of the Account.


    a. Valuation of Investments
   Investments in the following Funds are stated at the closing net asset value per share as determined by each Fund on December 31, 1997:

      Aetna Variable Fund
      Aetna Income Shares
      Aetna Variable Encore Fund
      Aetna Investment Advisers Fund, Inc.
      Aetna Ascent Variable Portfolio
      Aetna Crossroads Variable Portfolio
      Aetna Legacy Variable Portfolio
      Aetna Variable Portfolios, Inc.:
      [bullet] Aetna Variable Capital Appreciation Portfolio
      [bullet] Aetna Variable Growth Portfolio
      [bullet] Aetna Variable Index Plus Portfolio
      [bullet] Aetna Variable Small Company Portfolio
      Alger American Funds:
      [bullet] Balanced Portfolio
      [bullet] Income and Growth Portfolio
      [bullet] Leveraged AllCap Portfolio
      American Century Investments:
      [bullet] Balanced Fund
      [bullet] International Fund
      Calvert Social Balanced Portfolio
      Fidelity Investments Variable Insurance Products Fund:
      [bullet] Equity-Income Portfolio
      [bullet] Growth Portfolio
      [bullet] High Income Portfolio
      [bullet] Overseas Portfolio
      Fidelity Investments Variable Insurance Products Fund II:
      [bullet] Asset Manager Portfolio
      [bullet] Contrafund Portfolio
      [bullet] Index 500 Portfolio
      [bullet] Investment Grade Bond Portfolio

      Insurance Management Series:
      [bullet] American Leaders Fund II
      [bullet] Equity Income Fund II
      [bullet] Growth Strategies Fund II
      [bullet] High Income Bond Fund II
      [bullet] International Equity Fund II
      [bullet] Prime Money Fund II
      [bullet] U.S. Government Securities Fund II
      [bullet] Utility Fund II
      Janus Aspen Series:
      [bullet] Aggressive Growth Portfolio
      [bullet] Balanced Portfolio
      [bullet] Flexible Income Portfolio
      [bullet] Growth Portfolio
      [bullet] Worldwide Growth Portfolio
      Lexington Emerging Markets Fund
      Lexington Natural Resources Trust Fund
      MFS Funds:
      [bullet] Total Return Series
      [bullet] World Government Series
      Oppenheimer Funds:
      [bullet] Capital Appreciation Fund
      [bullet] Global Securities Fund
      [bullet] Growth and Income Fund
      [bullet] Strategic Bond Fund
      Portfolio Partners, Inc.:
      [bullet] PPI MFS Emerging Equities Portfolio
      [bullet] PPI MFS Research Growth Portfolio
      [bullet] PPI MFS Value Equity Portfolio
      [bullet] PPI Scudder International Growth Portfolio
      [bullet] PPI T. Rowe Price Growth Equity Portfolio

    b. Other
   Investment transactions are accounted for on a trade date basis and dividend income is recorded on the ex-dividend date. The cost of investments sold is determined by specific identification.

Variable Annuity Account I

    c. Federal Income Taxes
   The operations of the Account form a part of, and are taxed with, the total operations of the Company which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended.


    d. Annuity Reserves
   Annuity reserves held in the Separate Accounts are computed for currently payable contracts according to the 83a and 83GAM tables using various assumed interest rates. Mortality experience is monitored by the Company. Charges to annuity reserves for mortality experience are reimbursed to the Company if the reserves required are less than originally estimated. If additional reserves are required, the Company reimburses the Account.


2. Valuation Period Deductions


   Deductions by the Account for mortality and expense risk charges are made in accordance with the terms of the contracts and are paid to the Company.


3. Dividend Income


   On an annual basis, the Funds distribute substantially all of their taxable income and realized capital gains to their shareholders. Distributions to the Account are automatically reinvested in shares of the Funds. The Account's proportionate share of each Fund's undistributed net investment income (distributions in excess of net investment income) and accumulated net realized gain (loss) on investments is included in net unrealized gain
   (loss) in the Statements of Operations and Changes in Net Assets.


4. Purchases and Sales of Investments


   The cost of purchases and proceeds from sales of investments other than short-term investments for the years ended December 31, 1997 and 1996 aggregated $450,137,902 and $170,076,421; $203,082,676 and $30,774,009,
   respectively.

Variable Annuity Account I

5.  Supplemental Information to Statements of Operations and Changes in Net
    Assets


-----------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation      Proceeds      Cost of         Net
                                                                      Period          from      Investments    Realized
                                                      Dividends     Deductions       Sales          Sold      Gain (Loss)
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Fund:                              $2,917,442     ($ 125,993)   $   772,972   $   648,307   $  124,665
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Income Shares:                                 151,053        (26,889)       754,709       750,000        4,709
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Encore Fund:                          322,525       (170,170)    19,808,667    19,627,696      180,971
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Investment Advisers Fund, Inc.:                443,088        (36,303)       411,120       371,132       39,988
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Ascent Variable Portfolio:                      66,289         (9,238)     1,580,817     1,443,402      137,415
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Crossroads Variable Portfolio:                  26,978         (2,883)         5,444         4,842          602
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Legacy Variable Portfolio:                      45,122         (6,136)       199,255       188,641       10,614
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------------------------
Aetna Variable Portfolios, Inc.:
   Aetna Variable Capital Appreciation Portfolio:       141,848         (2,366)       140,737       134,978        5,759
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Growth Portfolio:                     242,318         (2,483)       311,238       305,917        5,321
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Index Plus Portfolio:                 156,860        (28,110)     1,772,894     1,552,332      220,562
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Aetna Variable Small Company Portfolio:              155,307         (7,993)       104,643        86,811       17,832
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
   Balanced Portfolio:                                   24,076        (13,590)       120,684        99,159       21,525
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio: (1)                                 89,153       (132,536)    15,600,119    13,181,627    2,418,492
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                          65,111        (31,295)     1,374,610     1,109,169      265,441
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                0        (36,689)     1,293,544     1,102,668      190,876
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   MidCap Portfolio: (1)                                 80,363        (75,046)     9,541,316     8,551,109      990,207
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio: (2)                  338,930       (118,559)    12,725,130    12,057,293      667,837
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------
American Century Investments:
   Balanced Fund:                                        29,309         (8,128)       203,349       186,540       16,809
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------
             Net Unrealized                                       Net
               Gain (Loss)                      Net         Increase (Decrease)               Net Assets
               -----------                   Change in         In Net Assets                  ----------
      Beginning                End           Unrealized          from Unit          Beginning           End
       of Year               of Year        Gain (Loss)        Transactions          of Year          of Year
-----------------------------------------------------------------------------------------------------------------------------
          ($143,001)      ($ 1,131,268)     ($ 988,267)        $  9,726,519
                                                                                   $3,829,309      $15,483,675
-----------------------------------------------------------------------------------------------------------------------------
            (21,783)           (10,865)         10,918            1,877,585
                                                                                    1,003,244        3,020,620
-----------------------------------------------------------------------------------------------------------------------------
             61,606            203,382         141,776            6,513,403
                                                                                    8,379,376       15,367,881
-----------------------------------------------------------------------------------------------------------------------------
             15,913             93,604          77,691            3,246,840
                                                                                      702,615        4,473,919
-----------------------------------------------------------------------------------------------------------------------------
             56,427            (42,941)        (99,368)            (175,693)
                                                                                    1,165,108        1,084,513
-----------------------------------------------------------------------------------------------------------------------------
               (282)             3,424           3,706              309,890
                                                                                       76,740          415,033
-----------------------------------------------------------------------------------------------------------------------------
             (3,582)             4,308           7,890              669,065
                                                                                      100,364          793,678
                                                                                            0           33,241
-----------------------------------------------------------------------------------------------------------------------------
                  0           (130,696)       (130,696)             876,941
                                                                                            0          891,486
-----------------------------------------------------------------------------------------------------------------------------
                  0           (264,795)       (264,795)             925,422
                                                                                            0          905,783
-----------------------------------------------------------------------------------------------------------------------------
               (786)           106,638         107,424            3,426,210
                                                                                       32,321        3,915,267
-----------------------------------------------------------------------------------------------------------------------------
                  0           (169,978)       (169,978)           2,580,005
                                                                                            0        2,575,173
-----------------------------------------------------------------------------------------------------------------------------

             19,051            125,129         106,078              755,128
                                                                                      507,815        1,401,032
-----------------------------------------------------------------------------------------------------------------------------
            331,002                  0        (331,002)          (8,508,847)
                                                                                    6,464,740                0
-----------------------------------------------------------------------------------------------------------------------------
             43,184            245,881         202,697            2,618,690
                                                                                      647,270        3,767,914
-----------------------------------------------------------------------------------------------------------------------------
             53,728            265,618         211,890              540,838
                                                                                    2,012,567        2,919,482
-----------------------------------------------------------------------------------------------------------------------------
            172,467                  0        (172,467)          (4,925,256)
                                                                                    4,102,199                0
-----------------------------------------------------------------------------------------------------------------------------
            (40,650)                 0          40,650           (7,934,029)
                                                                                    7,005,171                0
-----------------------------------------------------------------------------------------------------------------------------

             10,011             44,098          34,087              211,174
                                                                                      373,473          656,724
-----------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


----------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                                Valuation
                                                                                  Period
                                                                Dividends       Deductions
----------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                              $    13,359        ($10,581)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   International Fund:                                              43,440         (24,794)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                                    0              (2)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                      1,381,407        (329,134)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Growth Portfolio:                                               387,748        (199,645)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          258,910         (88,291)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             123,104         (32,314)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        167,003         (32,759)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                           273,634        (226,793)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                            198,117        (197,448)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                 34,282         (13,109)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
Insurance Management Series:
   American Leaders Fund II:                                     2,021,951      (1,254,649)
Annuity contracts in accumulation
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                           42,089         (75,051)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                       83,791        (249,588)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                     1,053,521        (275,549)
Annuity contracts in accumulation
Annuity contracts in payment period
----------------------------------------------------------------------------------------------------
   International Equity Fund II:                                    15,632        (226,665)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                            210,825         (62,256)
Annuity contracts in accumulation
----------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                 Proceeds      Cost of         Net
                                                                   from      Investments    Realized
                                                                  Sales          Sold      Gain (Loss)
-----------------------------------------------------------------------------------------------------------
   Capital Appreciation Fund: (3)                              $1,483,901    $1,555,024      ($71,123)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   International Fund:                                            793,249       675,144       118,105
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Calvert Social Balanced Portfolio:                                  6,738         7,426          (688)
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                     1,006,879       870,117       136,762
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                            1,523,787     1,391,777       132,010
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                       1,389,256     1,263,386       125,870
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                            372,931       345,379        27,552
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                        95,686        90,640         5,046
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                          624,535       485,003       139,532
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                         2,562,053     1,860,408       701,645
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                               292,775       284,565         8,210
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
Insurance Management Series:
   American Leaders Fund II:                                    3,672,802     2,283,020     1,389,782
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   Equity Income Fund II:                                         125,938       117,498         8,440
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                     644,437       464,629       179,808
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    1,329,211     1,199,797       129,414
Annuity contracts in accumulation
Annuity contracts in payment period
-----------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                  792,013       683,940       108,073
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         5,616,613     5,616,577            36
Annuity contracts in accumulation
-----------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------
           Net Unrealized                                      Net
             Gain (Loss)                    Net         Increase (Decrease)               Net Assets
             -----------                 Change in         In Net Assets                  ----------
      Beginning             End          Unrealized          from Unit          Beginning           End
       of Year            of Year       Gain (Loss)        Transactions          of Year          of Year
------------------------------------------------------------------------------------------------------------------------
          ($11,204)              $0         $11,204          ($403,000)
                                                                                  $460,141               $0
------------------------------------------------------------------------------------------------------------------------
            47,176          108,904          61,728          1,023,868
                                                                                   825,259        2,047,606
------------------------------------------------------------------------------------------------------------------------
                 0           (5,832)         (5,832)            39,022
                                                                                         0           32,500
------------------------------------------------------------------------------------------------------------------------
           763,902        4,573,383       3,809,481         17,482,048
                                                                                11,855,352       34,335,916
------------------------------------------------------------------------------------------------------------------------
           339,925        2,613,104       2,273,179          6,518,902
                                                                                 9,527,933       18,640,127
------------------------------------------------------------------------------------------------------------------------
            99,376          678,175         578,799          7,802,056
                                                                                 2,737,458       11,414,802
------------------------------------------------------------------------------------------------------------------------
            66,703           83,223          16,520          1,531,886
                                                                                 1,321,928        2,988,676
------------------------------------------------------------------------------------------------------------------------

            56,785          247,841         191,056          2,241,299
                                                                                 1,216,766        3,788,411
------------------------------------------------------------------------------------------------------------------------
           438,859        3,303,522       2,864,663         15,304,885
                                                                                 6,541,331       24,897,252
------------------------------------------------------------------------------------------------------------------------
           375,527        2,903,863       2,528,336         14,780,907
                                                                                 4,888,997       22,900,554
------------------------------------------------------------------------------------------------------------------------
            10,325           63,100          52,775            910,396
                                                                                   448,634        1,441,187
------------------------------------------------------------------------------------------------------------------------

         7,073,040       27,572,894      20,499,854         33,372,942
                                                                                58,037,362      114,050,410
                                                                                         0           16,832
------------------------------------------------------------------------------------------------------------------------
                 0          716,240         716,240         12,250,666
                                                                                         0       12,942,385
------------------------------------------------------------------------------------------------------------------------
           890,268        4,379,010       3,488,742         11,282,487
                                                                                 9,800,678       24,585,918
------------------------------------------------------------------------------------------------------------------------
           442,872        1,855,372       1,412,500         12,049,585
                                                                                11,591,426       25,944,158
                                                                                         0           16,739
------------------------------------------------------------------------------------------------------------------------
           599,852        1,842,212       1,242,360          7,630,546
                                                                                11,335,329       20,105,275
------------------------------------------------------------------------------------------------------------------------
                 0                0               0            102,916
                                                                                 3,507,665        3,759,186
------------------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                               Valuation       Proceeds        Cost of           Net
                                                                Period           from        Investments      Realized
                                                Dividends     Deductions        Sales            Sold        Gain (Loss)
------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:          $136,009        ($57,878)       $815,197        $816,209        ($1,012)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Utility Fund II:                                 698,490        (236,725)      1,251,178       1,013,333        237,845
   Annuity contracts in accumulation
Annuity contracts in payment period
------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
   Aggressive Growth Portfolio:                        0         (64,625)      1,801,019       1,701,173         99,846
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                           181,361         (69,510)        417,457         346,860         70,597
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                     87,894         (14,471)        333,439         322,660         10,779
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                             219,777         (99,435)        947,759         774,701        173,058
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio: (4)                 10,649          (6,397)      1,087,777       1,072,304         15,473
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                   522,386        (448,359)      2,135,232       1,701,774        433,458
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                1,295         (21,167)      1,232,664       1,305,131        (72,467)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:        41,210         (18,555)      1,350,194       1,215,906        134,288
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
MFS Funds:
   Emerging Growth Series: (2)                         0        (116,977)     15,517,072      13,662,725      1,854,347
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Research Series: (3)                                0        (100,752)     13,471,461      12,125,968      1,345,493
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                                0         (54,566)        831,314         702,549        128,765
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Value Series: (5)                                   0          (5,724)      1,671,063       1,502,195        168,868
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   World Government Series:                       15,615          (8,914)        711,009         723,530        (12,521)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
Oppenheimer Funds:
   Capital Appreciation Fund:                          0          (2,638)         62,476          58,435          4,041
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Global Securities Fund:                             0          (3,510)         38,265          35,536          2,729
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------
   Growth and Income Fund:                        12,626         (13,385)        107,192          95,273         11,919
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------
          Net Unrealized                                    Net
           Gain (Loss)                   Net         Increase (Decrease)              Net Assets
           -----------                Change in         In Net Assets                 ----------
    Beginning            End          Unrealized          from Unit          Beginning          End
     of Year           of Year       Gain (Loss)        Transactions          of Year         of Year
-----------------------------------------------------------------------------------------------------------------
          ($201)       $224,916        $225,117           $2,886,389
                                                                             $2,456,452      $5,645,077
-----------------------------------------------------------------------------------------------------------------
      1,106,478       4,421,460       3,314,982            3,773,450
                                                                             13,335,221      21,104,322
                                                                                      0          18,941
-----------------------------------------------------------------------------------------------------------------

         17,905         685,946         668,041            3,097,139
                                                                              2,754,214       6,554,615
-----------------------------------------------------------------------------------------------------------------
         46,718         746,135         699,417            4,857,371
                                                                              1,987,150       7,726,386
-----------------------------------------------------------------------------------------------------------------
          5,974          32,134          26,160            1,497,111
                                                                                393,394       2,000,867
-----------------------------------------------------------------------------------------------------------------
         90,906       1,026,518         935,612            5,734,794
                                                                              3,113,839      10,077,645
-----------------------------------------------------------------------------------------------------------------
         (1,799)              0           1,799             (335,569)
                                                                                314,045               0
-----------------------------------------------------------------------------------------------------------------
        658,071       4,733,621       4,075,550           26,343,094
                                                                             13,802,417      44,728,546
-----------------------------------------------------------------------------------------------------------------
         (4,649)       (302,429)       (297,780)             854,308
                                                                                765,870       1,230,059
-----------------------------------------------------------------------------------------------------------------
         98,720          11,212         (87,508)              36,049
                                                                              1,329,850       1,435,334
-----------------------------------------------------------------------------------------------------------------

         13,628               0         (13,628)          (5,940,064)
                                                                              4,216,322               0
-----------------------------------------------------------------------------------------------------------------
         66,161               0         (66,161)          (3,668,017)
                                                                              2,489,437               0
-----------------------------------------------------------------------------------------------------------------
         22,362         595,567         573,205            4,989,205
                                                                              1,181,849       6,818,458
-----------------------------------------------------------------------------------------------------------------
            156               0            (156)            (207,849)
                                                                                 44,861               0
-----------------------------------------------------------------------------------------------------------------
          3,877           4,445             568              324,691
                                                                                214,428         533,867
-----------------------------------------------------------------------------------------------------------------

              0         (12,997)        (12,997)             813,312
                                                                                      0         801,718
-----------------------------------------------------------------------------------------------------------------
              0           6,826           6,826            1,004,296
                                                                                      0       1,010,341
-----------------------------------------------------------------------------------------------------------------
              0         136,910         136,910            4,381,360
                                                                                      0       4,529,430
-----------------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


-------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                                     Valuation
                                                                      Period
                                                    Dividends       Deductions
-------------------------------------------------------------------------------
   Strategic Bond Fund:                               $37,598          ($5,530)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:                     0          (33,567)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:                       0          (18,615)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                          0           (2,523)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:              0               (5)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:               0          (28,585)
Annuity contracts in accumulation
-------------------------------------------------------------------------------
   Total Variable Annuity Account I               $13,569,495      ($5,565,448)
===============================================================================



--------------------------------------------------------------------------------------------------
Year Ended December 31, 1997
                                                     Proceeds        Cost of           Net
                                                       from        Investments       Realized
                                                      Sales            Sold        Gain (Loss)
--------------------------------------------------------------------------------------------------
   Strategic Bond Fund:                                $50,466         $49,763            $703
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
Portfolio Partners, Inc.:
   PPI MFS Emerging Equities Portfolio:             14,301,627      14,309,825          (8,198)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI MFS Research Growth Portfolio:               13,341,021      13,351,443         (10,422)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI MFS Value Equity Portfolio:                   1,560,760       1,560,280             480
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI Scudder International Growth Portfolio:               4               4               0
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   PPI T. Rowe Price Growth Equity Portfolio:        7,986,723       7,987,053            (330)
Annuity contracts in accumulation
--------------------------------------------------------------------------------------------------
   Total Variable Annuity Account I               $170,076,421    $157,030,583     $13,045,838
==================================================================================================

(1) Effective November 28, 1997, assets from these funds were transferred to the PPI T. Rowe Price Growth Equity Portfolio.

(2) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Emerging Equities Portfolio.

(3) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Research Growth Portfolio.

(4) Effective November 28, 1997, assets from these funds were transferred to the Aetna Variable Encore Fund.

(5) Effective November 28, 1997, assets from these funds were transferred to the PPI MFS Value Equity Portfolio.

--------------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
           Gain (Loss)                   Net          Increase (Decrease)                Net Assets
           -----------                Change in          In Net Assets                   ----------
   Beginning           End            Unrealized           from Unit           Beginning            End
    of Year          of Year         Gain (Loss)         Transactions           of Year           of Year
--------------------------------------------------------------------------------------------------------------------
          $0           ($6,794)          ($6,794)          $1,359,592
                                                                                       $0        $1,385,569
--------------------------------------------------------------------------------------------------------------------

           0          (271,841)         (271,841)          25,589,922
                                                                                        0        25,276,316
--------------------------------------------------------------------------------------------------------------------
           0          (235,756)         (235,756)          14,457,783
                                                                                        0        14,192,990
--------------------------------------------------------------------------------------------------------------------
           0            24,196            24,196            2,173,458
                                                                                        0         2,195,611
--------------------------------------------------------------------------------------------------------------------
           0              (460)             (460)              25,931
                                                                                        0            25,466
--------------------------------------------------------------------------------------------------------------------
           0           432,009           432,009           21,354,381
                                                                                        0        21,757,475
--------------------------------------------------------------------------------------------------------------------
 $13,871,018       $62,528,168       $48,657,150         $272,057,433        $218,897,920      $560,662,388
====================================================================================================================

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                         Valuation    Proceeds      Cost of         Net
                                                                          Period        from      Investments    Realized
                                                            Dividends   Deductions      Sales         Sold      Gain (Loss)
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Fund:                                        $377,243     ($16,848)     $678,021     $625,675        $52,346
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Income Shares:                                          53,910       (6,342)      361,706      364,811        (3,105)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Encore Fund:                                  271,781      (42,460)    8,817,411    8,991,630      (174,219)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Investment Advisers Fund, Inc.:                         49,621       (6,268)      445,891      441,685         4,206
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Ascent Variable Portfolio:                              41,723       (4,767)      103,743      102,116         1,627
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Crossroads Variable Portfolio:                           3,213         (150)          245          229            16
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Legacy Variable Portfolio:                               6,160          (98)       32,715       33,619          (904)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Aetna Variable Index Plus Portfolio:                             175          (59)       32,626       30,948         1,678
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Alger American Funds:
   Balanced Portfolio:                                         1,752       (2,640)      164,226      164,428          (202)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                          41,079      (39,330)      505,561      482,104        23,457
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Income and Growth Portfolio:                               30,956       (3,277)      116,013      131,617       (15,604)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Leveraged AllCap Portfolio:                                 1,193      (10,216)      138,877      145,053        (6,176)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   MidCap Portfolio:                                           6,167      (19,638)    1,125,112    1,181,040       (55,928)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Small Capitalization Portfolio:                             5,402      (43,782)      967,209      963,981         3,228
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund:
   Equity-Income Portfolio:                                    5,013      (60,690)      388,307      391,124        (2,817)
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                           6,182      (51,253)      683,984      650,467        33,517
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   High Income Portfolio:                                          0      (13,207)      809,332      772,725        36,607
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------
   Overseas Portfolio:                                             0       (6,706)      553,209      544,802         8,407
Annuity contracts in accumulation
------------------------------------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------------
        Net Unrealized                                  Net
          Gain (Loss)                 Net         Increase (Decrease)              Net Assets
          -----------              Change in         In Net Assets                 ----------
  Beginning           End          Unrealized          from Unit          Beginning         End
   of Year          of Year       Gain (Loss)        Transactions          of Year        of Year
----------------------------------------------------------------------------------------------------------
         $0        ($143,001)      ($143,001)          $3,559,569
                                                                              $0         $3,829,309
----------------------------------------------------------------------------------------------------------
          0          (21,783)        (21,783)             980,564
                                                                               0          1,003,244
----------------------------------------------------------------------------------------------------------
          0           61,606          61,606            8,262,668
                                                                               0          8,379,376
----------------------------------------------------------------------------------------------------------
          0           15,913          15,913              639,143
                                                                               0            702,615
----------------------------------------------------------------------------------------------------------
          0           56,427          56,427            1,070,098
                                                                               0          1,165,108
----------------------------------------------------------------------------------------------------------
          0             (282)           (282)              73,943
                                                                               0             76,740
----------------------------------------------------------------------------------------------------------
          0           (3,582)         (3,582)              98,789
                                                                              (1)           100,364
----------------------------------------------------------------------------------------------------------
          0             (786)           (786)              31,313
                                                                               0             32,321
----------------------------------------------------------------------------------------------------------

          0           19,051          19,051              489,854
                                                                               0            507,815
----------------------------------------------------------------------------------------------------------
       (303)         331,002         331,305            6,071,518
                                                                          36,711          6,464,740
----------------------------------------------------------------------------------------------------------
          0           43,184          43,184              592,011
                                                                               0            647,270
----------------------------------------------------------------------------------------------------------
          0           53,728          53,728            1,974,038
                                                                               0          2,012,567
----------------------------------------------------------------------------------------------------------
          0          172,467         172,467            3,999,130
                                                                               1          4,102,199
----------------------------------------------------------------------------------------------------------
     (1,042)         (40,650)        (39,608)           7,044,153
                                                                          35,778          7,005,171
----------------------------------------------------------------------------------------------------------

          0          763,902         763,902           11,149,944
                                                                               0         11,855,352
----------------------------------------------------------------------------------------------------------
          0          339,925         339,925            9,199,562
                                                                               0          9,527,933
----------------------------------------------------------------------------------------------------------
          0           99,376          99,376            2,614,682
                                                                               0          2,737,458
----------------------------------------------------------------------------------------------------------
          0           66,703          66,703            1,253,524
                                                                               0          1,321,928
----------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                            Valuation    Proceeds      Cost of          Net
                                                                             Period        from      Investments     Realized
                                                               Dividends   Deductions      Sales         Sold       Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
Fidelity Investments Variable Insurance Products Fund II:
   Asset Manager Portfolio:                                          $0       ($4,829)     $32,049      $30,456       $1,593
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Contrafund Portfolio:                                              0       (23,542)     531,787      511,106       20,681
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Index 500 Portfolio:                                               0       (22,040)     334,354      313,306       21,048
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Investment Grade Bond Portfolio:                                   0        (1,771)      67,878       68,125         (247)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Insurance Management Series:
   American Leaders Fund II:                                    662,642      (497,245)     925,465      746,157      179,308
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Strategies Fund II:                                       295       (52,685)     106,659       89,128       17,531
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   High Income Bond Fund II:                                    611,472       (95,132)     310,773      300,649       10,124
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   International Equity Fund II:                                 20,351       (96,657)     280,807      261,882       18,925
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Prime Money Fund II:                                         164,619       (50,003)   6,053,920    6,053,922           (2)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   U.S. Government Securities Fund II:                          113,351       (26,261)     844,719      846,273       (1,554)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Utility Fund II:                                             381,276      (128,189)     639,721      566,100       73,621
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
Janus Aspen Series:
   Aggressive Growth Portfolio:                                   7,466       (12,856)   1,050,437    1,088,069      (37,632)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Balanced Portfolio:                                           23,543        (7,391)     221,223      209,140       12,083
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Flexible Income Portfolio:                                    18,252        (2,109)      41,760       41,610          150
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Portfolio:                                             25,286       (14,653)   1,183,201    1,120,812       62,389
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Short-Term Bond Portfolio:                                     9,170        (2,222)     652,610      650,060        2,550
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Worldwide Growth Portfolio:                                  106,093       (61,217)     446,507      395,584       50,923
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Lexington Emerging Markets Fund:                                   0        (3,899)     109,987      110,241         (254)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------
        Net Unrealized                                 Net
         Gain (Loss)                 Net         Increase (Decrease)              Net Assets
         -----------              Change in         In Net Assets                 ----------
  Beginning          End          Unrealized          from Unit          Beginning          End
   of Year         of Year       Gain (Loss)        Transactions          of Year         of Year
-----------------------------------------------------------------------------------------------------------

         $0         $56,785         $56,785          $1,163,217
                                                                                 $0      $1,216,766
-----------------------------------------------------------------------------------------------------------
          0         438,859         438,859           6,105,333
                                                                                  0       6,541,331
-----------------------------------------------------------------------------------------------------------
          0         375,527         375,527           4,514,462
                                                                                  0       4,888,997
-----------------------------------------------------------------------------------------------------------
          0          10,325          10,325             440,327
                                                                                  0         448,634
-----------------------------------------------------------------------------------------------------------

    871,936       7,073,040       6,201,104          35,057,409
                                                                         16,434,144      58,037,362
-----------------------------------------------------------------------------------------------------------
      4,198         890,268         886,070           8,762,085
                                                                            187,382       9,800,678
-----------------------------------------------------------------------------------------------------------
     47,839         442,872         395,033           7,472,858
                                                                          3,197,071      11,591,426
-----------------------------------------------------------------------------------------------------------
     77,134         599,852         522,718           7,793,953
                                                                          3,076,039      11,335,329
-----------------------------------------------------------------------------------------------------------
          0               0               0            (713,688)
                                                                          4,106,739       3,507,665
-----------------------------------------------------------------------------------------------------------
     32,984            (201)        (33,185)            816,834
                                                                          1,587,267       2,456,452
-----------------------------------------------------------------------------------------------------------
    332,527       1,106,478         773,951           7,162,934
                                                                          5,071,628      13,335,221
-----------------------------------------------------------------------------------------------------------

          0          17,905          17,905           2,779,331
                                                                                  0       2,754,214
-----------------------------------------------------------------------------------------------------------
          0          46,718          46,718           1,912,197
                                                                                  0       1,987,150
-----------------------------------------------------------------------------------------------------------
          0           5,974           5,974             371,127
                                                                                  0         393,394
-----------------------------------------------------------------------------------------------------------
          0          90,906          90,906           2,949,911
                                                                                  0       3,113,839
-----------------------------------------------------------------------------------------------------------
          0          (1,799)         (1,799)            306,346
                                                                                  0         314,045
-----------------------------------------------------------------------------------------------------------
          0         658,071         658,071          13,048,547
                                                                                  0      13,802,417
-----------------------------------------------------------------------------------------------------------
        735          (4,649)         (5,384)            750,550
                                                                             24,857         765,870
-----------------------------------------------------------------------------------------------------------

Variable Annuity Account I

5. Supplemental Information to Statements of Operations and Changes in Net Assets (continued):


---------------------------------------------------------------------------------------------------------------------------------
Year Ended December 31, 1996
                                                                   Valuation         Proceeds         Cost of           Net
                                                                    Period             from         Investments      Realized
                                                 Dividends        Deductions           Sales            Sold        Gain (Loss)
---------------------------------------------------------------------------------------------------------------------------------
   Lexington Natural Resources Trust Fund:          $4,095            ($5,265)        $418,184         $424,395       ($6,211)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
MFS Funds:
   Emerging Growth Series:                          33,270            (14,548)         145,356          151,959        (6,603)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Research Series:                                 32,798             (7,629)          69,685           69,157           528
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Total Return Series:                             22,438             (3,611)         191,249          184,924         6,325
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Value Series:                                       606                (47)           3,366            3,307            59
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   World Government Series:                              0               (961)          35,795           34,610         1,185
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
TCI Portfolios, Inc.:
   Balanced Fund:                                    1,396             (1,261)          21,355           20,655           700
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Growth Fund:                                      2,369             (2,424)          89,869           97,034        (7,165)
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   International Fund:                                 468             (3,264)          41,105           40,667           438
Annuity contracts in accumulation
---------------------------------------------------------------------------------------------------------------------------------
   Total Variable Annuity Account I             $3,142,826       ($ 1,469,442)     $30,774,009      $30,447,382      $326,627
=================================================================================================================================

----------------------------------------------------------------------------------------------------------------
         Net Unrealized                                     Net
          Gain (Loss)                   Net          Increase (Decrease)                Net Assets
          -----------                Change in          In Net Assets                   ----------
  Beginning           End            Unrealized           from Unit           Beginning           End
   of Year          of Year         Gain (Loss)         Transactions           of Year          of Year
----------------------------------------------------------------------------------------------------------------
         $0           $98,720           $98,720           $1,238,511
                                                                                     $0        $1,329,850
----------------------------------------------------------------------------------------------------------------

          0            13,628            13,628            4,190,575
                                                                                      0         4,216,322
----------------------------------------------------------------------------------------------------------------
          0            66,161            66,161            2,397,579
                                                                                      0         2,489,437
----------------------------------------------------------------------------------------------------------------
          0            22,362            22,362            1,134,335
                                                                                      0         1,181,849
----------------------------------------------------------------------------------------------------------------
          0               156               156               44,087
                                                                                      0            44,861
----------------------------------------------------------------------------------------------------------------
          0             3,877             3,877              210,327
                                                                                      0           214,428
----------------------------------------------------------------------------------------------------------------

          0            10,011            10,011              362,627
                                                                                      0           373,473
----------------------------------------------------------------------------------------------------------------
          0           (11,204)          (11,204)             478,565
                                                                                      0           460,141
----------------------------------------------------------------------------------------------------------------
          0            47,176            47,176              780,441
                                                                                      0           825,259
----------------------------------------------------------------------------------------------------------------
 $1,366,008       $13,871,018       $12,505,010         $170,635,283        $33,757,616      $218,897,920
================================================================================================================

                          Independent Auditors' Report

The Board of Directors of Aetna Insurance Company of America and
     Contract Owners of Variable Annuity Account I:




We have audited the accompanying statement of assets and liabilities of Aetna Insurance Company of America Variable Annuity Account I (the "Account") as of December 31, 1997, and the related statements of operations and changes in net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997. These financial statements and condensed financial information are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and condensed financial information based on our audits.


We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and condensed financial information are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and condensed financial information. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


In our opinion, the financial statements and condensed financial information referred to above present fairly, in all material respects, the financial position of Aetna Insurance Company of America Variable Annuity Account I as of December 31, 1997, the results of its operations and changes in its net assets for each of the years in the two-year period then ended and condensed financial information for the year ended December 31, 1997 in conformity with generally accepted accounting principles.




                                            KPMG Peat Marwick LLP


Hartford, Connecticut
February 27, 1998